SHARE-BASED COMPENSATION PLAN - Common stock option plan (Details) - Common stock option plan	6 Months Ended
Jun. 30, 2021 BRL (R$) Option
Program 4
SHARE-BASED COMPENSATION PLAN
Price on the grant date | R$	R$ 39.10
Shares Granted | Option	130,435
Program 2020
SHARE-BASED COMPENSATION PLAN
Price on the grant date | R$	R$ 51.70
Shares Granted | Option	106,601